Share Capital and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2023
Share Capital and Additional Paid-in Capital
Share Capital and Additional Paid-in Capital
15.	Share Capital and Additional Paid-in Capital

On January 27, 2021, the board of directors of the Oslo Stock Exchange approved the Company’s listing application to transfer its listing from Euronext Expand to Oslo Børs. Trading in the shares on Oslo Børs commenced on January 29, 2021, under the trading symbol “OET.”

In March 2021, the Company paid cash dividends of $0.10 per share amounting to $3.2 million.

In June 2021, the Company distributed $24.3 million or $0.75 per share via a return of paid-in capital.

On December 6, 2021, the Company purchased 22,500 of its own shares for an aggregate consideration of $197,116 at an average price of NOK 75.3 or $8.76 per share.

On December 9, 2021, the Company purchased 8,000 of its own shares for an aggregate consideration of $70,642 at an average price of NOK 75.9 or $8.83 per share.

On December 14, 2021, the Company purchased 28,736 of its own shares for an aggregate consideration of $235,772 at an average price of NOK 70.5 or $8.20 per share.

In December 2021, the Company distributed $10.0 million or $0.31 per share via a return of paid-in-capital.

On January 24, 2022, the Company purchased 20,000 of its own shares for an aggregate consideration of $162,117 at the price of NOK 69.7 or $8.11 per share.

On January 26, 2022, the Company purchased 102,573 of its own shares for an aggregate consideration of $850,022 at the price of NOK 71.3 or $8.29 per share.

In September 2022, the Company distributed approximately $9.8 million or $0.30 per share via a dividend that was classified as a return of paid-in-capital.

In December 2022, the Company distributed approximately $9.8 million or $0.30 per share via a dividend that was classified as a return of paid-in-capital.

In March 2023, the Company distributed approximately $40.2 million or $1.25 per share via a dividend that was classified as a return of paid-in-capital.

In June 2023, the Company distributed approximately $51.5 million or $1.60 per share via a dividend that was classified as a return of paid-in-capital.

In September 2023, the Company distributed an amount of approximately $48.3 million or $1.50 per share via a dividend that was classified as a return of paid-in-capital.

In November 2023, the Company paid approximately $19.3 million or $0.60 per share via a dividend that was classified as a return of paid-in-capital.

As of December 31, 2023, the Company had 32,194,108 shares outstanding (such amount does not include 695,892 treasury shares).

Neither the Company nor any of its subsidiaries have issued any restricted shares, share options, warrants, convertible loans or other instruments that would entitle a holder of any such instrument to subscribe for any shares in the Company or its subsidiaries. Neither the Company nor any of its subsidiaries have issued subordinated debt or transferable securities other than the shares in the Company and the shares in the Company’s subsidiaries which are held directly or indirectly by the Company.

The table below shows the movement in the Company’s issued share capital up to and for the year ended on December 31, 2023 hereof:

Date	Type of change	Change in issued share capital (USD)	New issued share capital (USD)	No. of shares outstanding net of treasury shares	Par value per share
09-Mar-20	Share buy-back	—	—	32,625,917	0.001
06-Apr-20	Share buy-back	—	—	32,375,917	0.001
06-Dec-21	Share buy-back	—	—	32,353,417	0.001
09-Dec-21	Share buy-back	—	—	32,345,417	0.001
14-Dec-21	Share buy-back	—	—	32,316,681	0.001
24-Jan-22	Share buy-back	—	—	32,296,681	0.001
26-Jan-22	Share buy-back	—	—	32,194,108	0.001